Annual Report July 31, 2001

Oppenheimer
Trinity Value Fund

[LOGO] OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]

REPORT HIGHLIGHTS

CONTENTS
1 Letter to Shareholders
2 An Interview with Your Fund's Managers
5 Fund Performance
9 Financial Statements
27 Independent Auditors' Report
28 Federal Income Tax Information
29 Officers and Trustees

FUND OBJECTIVE

Oppenheimer Trinity Value Fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS*
For the 1-Year Period Ended 7/31/01
                Without         With
                Sales Chg.      Sales Chg.
Class A         6.62%           0.49%
Class B         5.61            0.61
Class C         5.64            4.64
Class Y         6.82              --

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

* See Notes on page 8 for further details.

[photo]
JOHN V. MURPHY
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.

SHAREHOLDER LETTER

DEAR SHAREHOLDER,
It is a pleasure to greet you in my new role as Chairman,President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

I'd also like to acknowledge the contributions of Bridget A. Macaskill,whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm.During her tenure as Chief Executive Officer,Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

Our ongoing mission is to provide outstanding investment solutions for our customers.We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

While the past year has proven to be challenging in the financial markets,we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision,we are confident that we will meet the challenges that lie ahead.Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/John V. Murphy

John V.Murphy
August 21, 2001


1 Oppenheimer Trinity Value Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

PORTFOLIO MANAGERS
Blake Gall
Sue Mathias

HOW WOULD YOU CHARACTERIZE OPPENHEIMER TRINITY VALUE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD THAT ENDED JULY 31, 2001?

We are pleased with the Fund's performance.The reporting period marks the first time value-oriented stocks have generally outperformed growth-oriented stocks on a sustained basis since late 1997.At the same time, the period proved challenging for most broad equity markets, limiting the Fund's benchmark, the S&P 500/BARRA Value Index, to a modest advance. Despite these difficult conditions, our disciplined, bottom-up stock selection process enabled us to capitalize on the gains in value-oriented stocks,and we soundly beat the broad market and delivered considerably stronger returns than our benchmark during the 12-month period that ended July 31, 2001.

WHAT MADE THIS SUCH A CHALLENGING PERIOD?
Slowing U.S. economic growth drove most broad market indices lower, including the Dow Jones Industrial Average, S&P 500 Index and Nasdaq Composite Index.However, the downturn was concentrated in growth-oriented stocks, particularly in the technology sector,which had been the focus of market strength during the first half of 2000.As many growth stocks declined from the unprecedented valuation levels to which they had risen, market strength broadened to include a variety of traditionally value-oriented sectors, such as financials.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
We maintained the disciplined management approach that is the hallmark of our investment strategy.That approach focuses on the stocks of midsized to large, value-oriented companies, including many of the best-known companies in the United States across a variety of industry sectors.We seek to avoid "style drift"by investing in stocks listed in our benchmark, the S&P 500/BARRA Value Index, and by remaining "sector neutral." In other words,we allocate approximately the same percentage of the Fund's assets to each industry sector as the Index.Rather than emphasizing specific sectors,we strive to add value to the Fund and try to exceed the benchmark's performance by identifying and investing selectively in each industry's most attractive stocks.To that end,we employ a wide range of computer-based modeling tools to determine the most attractive prospects under prevailing market conditions.

Informed by the data generated by our models,we built a diversified portfolio of stocks during the past twelve months that reflected the sector weightings of the Index.As was the case with the Index, financials were the Fund's largest sector, averaging approximately 28% of assets during the period.Within financials, our individual stock selections performed very well, rising approximately 41% compared to 16% for the Index.We focused on attractively valued banks,which were seen by many investors as a safe harbor in a slowing economic environment, and on consumer finance providers,which benefited from falling interest rates. Major holdings included Countrywide Credit Industries, Inc., Washington Mutual, Inc., and U.S. Bancorp.

2 Oppenheimer Trinity Value Fund

[side quote]
"Our disciplined, bottom-up stock selection process enabled us to capitalize on gains in value-oriented stocks, soundly beating the broad market and delivering considerably stronger returns than our benchmark during the 12-month period that ended July 31, 2001."

DID PERFORMANCE IN ANY OTHER SECTORS SIGNIFICANTLY HELP OR HURT THE FUND COMPARED TO THE INDEX?
Technology proved to be the worst performing sector for the Fund, as it was for the broad market.However, in line with our sector-neutral investment discipline, our technology holdings averaged well under 10% of the Fund's assets during the past twelve months.As a result, the impact of the technology decline on our performance was modest. On the other hand, our utilities investments scored modest gains despite a loss for the Index's utilities component.We benefited from holding relatively small positions in some of the sector's worst performers while taking timely and substantial positions in some of the sector's better performers, such as Verizon Communications Inc.

DID YOU IMPLEMENT ANY REFINEMENTS TO YOUR STOCK RANKING MODELS?
For decades,we've been employing quantitative models similar to those we use for the Fund. In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions,we have continually refined our approach.During the past year, for example,we added seven new revenue- based evaluation factors to our research library of approximately 50 stock ranking and valuation techniques. Our goal is to try to have the most effective stock selection engine possible by utilizing each valuation model to its full advantage,while also trying to limit the volatility.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We believe that the recent strength we've seen in a variety of market sectors outside of technology represents a healthy trend for the overall market. Generally,we expect the Fund's disciplined,diversified investment approach to benefit during times of broad-based market strength.We are also heartened by the slowing rate of U.S. economic growth,which has opened the door to falling interest rates and increased the likelihood that the U.S. economy can continue to expand with low rates of inflation.

Currently,the economy's key challenge is to avoid slowing too rapidly. Until it becomes clear whether or not such a "soft landing"has been achieved,market volatility is likely to remain at an unusually high level. In this challenging and changeable environment,we continue to maintain our unwavering focus on selecting attractive midsized and large-cap stocks listed in the S&P 500/BARRA Value Index. Our highly disciplined, long-term approach to investing is what makes Oppenheimer Trinity Value Fund an important part of The Right Way to Invest.


3 Oppenheimer Trinity Value Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[pie chart]

Sector Allocation(2)

Financial               30.7%
Energy                  15.4
Consumer Cyclicals      11.1
Capital Goods            8.9
Technology               8.9
Consumer Staples         7.6
Communication Services   7.0
Utilities                6.8
Basic Materials          3.5
Healthcare               0.1

AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 6/30/01(1)

                1-Year          Since Inception
Class A         3.97%           -1.60%
Class B         4.19            -1.46
Class C         8.29             1.32
Class Y        10.52             1.84


TOP TEN COMMON STOCK HOLDINGS(3)

Exxon Mobil Corp.                       5.9%
Verizon Communications, Inc.            4.8
Viacom, Inc., Cl.B                      3.5
Citigroup, Inc.                         3.3
Royal Dutch Petroleum Co., NY Shares    3.1
Boeing Co.                              3.0
MBNA Corp.                              2.7
AOL Time Warner, Inc.                   2.6
FleetBoston Financial Corp.             2.6
General Motors Corp.                    2.4


1. See Notes on page 8 for further details.
2.Portfolio is subject to change.Percentages are as of July 31, 2001, and are based on total market value of common stock holdings.
3.Portfolio is subject to change.Percentages are as of July 31, 2001, and are based on net assets.The Fund's investment strategy and focus can change over time.The mention of specific fund holdings does not constitute a recommendation by Oppenheimer Trinity Value Fund or by OppenheimerFunds, Inc.

4 Oppenheimer Trinity Value Fund

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? Below is a discussion,by the Manager, of the Fund's performance during its fiscal year ended July 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE
During the one-year period that ended July 31, 2001, the performance of Oppenheimer Trinity Value Fund benefited from a shift in market leadership from growth-oriented stocks to value-oriented stocks.This shift was accentuated by slowing U.S. economic growth, which undermined highly valued technology issues. Market conditions favored reasonablyvalued stocks that were positioned to benefit from declining interest rates.Value-oriented financial industry stocks fared particularly well.The Fund's financial sector investments rose sharply during the period, outpacing its benchmark, the S&P500/BARRA Value Index. The Fund also outperformed the Index in the utilities sector.The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET
The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31,2001.The performance for Class A,B,C and Y shares is measured from inception on 9/1/99 to July 31, 2001. Because Class N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included.The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares.The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

The Fund's performance is compared to the performance of the S&P BARRA Value Index, a capitalization-weighted index comprised of stocks of the S&P 500 with lower book-to-price ratios relative to the S&P 500 as a whole. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes.The Fund's performance reflects the effects of Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to those investments found in an index.

5 Oppenheimer Trinity Value Fund

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Value Fund (Class A) and S&P 500/BARRA Value Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Value Fund      Value Index
09/01/99        9,425           10,000
10/31/99        9,152           10,151
01/31/00        8,774           10,137
04/30/00        9,057           10,424
07/31/00        9,001           10,245
10/31/00        9,908           11,133
01/31/01        9,889           11,576
04/30/01        9,927           11,087
07/31/01        9,596           10,652

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 7/31/01(1)
1 YEAR 0.49%    SINCE INCEPTION -2.13%


CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Value Fund (Class B) and S&P 500/BARRA Value Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Value Fund      Value Index
09/01/99        10,000           10,000
10/31/99         9,690           10,151
01/31/00         9,282           10,137
04/30/00         9,552           10,424
07/31/00         9,482           10,245
10/31/00        10,405           11,133
01/31/01        10,365           11,576
04/30/01        10,375           11,087
07/31/01         9,615           10,652


AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 7/31/01(1)
1 YEAR 0.61%    SINCE INCEPTION -2.03%


6 Oppenheimer Trinity Value Fund

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Value Fund (Class C) and S&P 500/BARRA Value Index

                Oppenheimer
                Trinity         S&P 500/BARRA
                Value Fund      Value Index
09/01/99        10,000          10,000
10/31/99         9,690          10,151
01/31/00         9,273          10,137
04/30/00         9,653          10,424
07/31/00         9,573          10,245
10/31/00        10,503          11,133
01/31/01        10,463          11,576
04/30/01        10,483          11,087
07/31/01        10,113          10,652

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 7/31/01(1)
1 YEAR 4.64%    SINCE INCEPTION 0.59%

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Fund (Class Y) and S&P 500/BARRA Value Index

09/01/99    10,000      10,000
10/31/99     9,710      10,151
01/31/00     9,316      10,137
04/30/00     9,607      10,424
07/31/00     9,567      10,245
10/31/00    10,521      11,133
01/31/01    10,511      11,576
04/30/01    10,561      11,087
07/31/01    10,220      10,652

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 7/31/01(1)
1 YEAR 6.82%    SINCE INCEPTION 1.14%


The performance information for the S&P 500/BARRA Value Index in the graphs begins on 8/31/99 for all classes.
1. See page 8 for further details.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7 Oppenheimer Trinity Value Fund

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR MONTHLY UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor,Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager.The S&P 500/BARRA Value Index is a subset of stocks included in the S&P 500 Index, is unmanaged and cannot be purchased directly by investors. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

The inception date of Class A,B, C and Y shares is 9/1/99.

Unless otherwise noted, CLASS A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Unless otherwise noted, CLASS B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 4% (inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted CLASS C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% assetbased sales charge.

Because CLASS N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.

8 Oppenheimer Trinity Value Fund


---------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                               July 31, 2001

                                                                                                            MARKET VALUE
                                                                                         SHARES             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
Common Stocks - 96.2%
---------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.4%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                        300             $ 13,164
---------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                            1,200               41,928
                                                                                                       --------------
                                                                                                              55,092
---------------------------------------------------------------------------------------------------------------------
METALS - 2.3%
---------------------------------------------------------------------------------------------------------------------
Alcan, Inc.                                                                               5,000              187,550
---------------------------------------------------------------------------------------------------------------------
PAPER - 0.4%
---------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                            600               35,838
---------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 8.6%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 5.8%
---------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                4,300              251,679
---------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                    1,000               80,890
---------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     3,800              150,556
                                                                                                       --------------
                                                                                                             483,125
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                      2,500              143,400
---------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.1%
---------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                             1,600               90,544
---------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 6.7%
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 6.7%
---------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                              7,400              400,710
---------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                         (1)                11,200              156,800
                                                                                                       --------------
                                                                                                             557,510
---------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.5%
---------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 8.1%
---------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                              1,100               51,744
---------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                            6,410              163,263
---------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                      3,200              203,520
---------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                    2,000              161,200
---------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                         2,300               95,473
                                                                                                       --------------
                                                                                                             675,200
---------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                         600               28,650
---------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.8%
---------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                       1,500               70,470
---------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 1.3%
---------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                       2,100              111,615
---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.3%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------
Adolph Coors Co., Cl. B                                                                     900               45,261
---------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 5.8%
---------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                         7,200              189,720
---------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                   (1)                 5,900              293,820
                                                                                                       --------------
                                                                                                             483,540
---------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.0%
---------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                         (1)                 1,900               83,904



 9  Oppenheimer Trinity Value Fund


---------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
Energy - 14.8%
---------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 11.7%
---------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                  1,600             $ 90,880
---------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                600               31,170
---------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                1,200               51,900
---------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                             1,600              146,224
---------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        11,800              492,768
---------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                            200               12,636
---------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                               1,200               21,840
---------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                      900               51,381
---------------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                                  2,400               71,208
                                                                                                       --------------
                                                                                                             970,007
---------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 3.1%
---------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                      4,500              261,000
---------------------------------------------------------------------------------------------------------------------
FINANCIAL - 29.6%
---------------------------------------------------------------------------------------------------------------------
BANKS - 10.3%
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     3,000              190,860
---------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                            4,700              181,937
---------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                               5,800              217,616
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                   3,300              142,890
---------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                              5,100              121,074
                                                                                                       --------------
                                                                                                             854,377
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 11.7%
---------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                               3,000              172,620
---------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           5,500              276,155
---------------------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                                       4,300              186,233
---------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               1,000               68,440
---------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                6,400              226,560
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                            700               41,874
                                                                                                       --------------
                                                                                                             971,882
---------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.5%
---------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                           (1)                   500               14,105
---------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                            5,600              195,776
---------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        1,700              141,525
---------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                               1,200              120,372
---------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                       1,600               70,160
                                                                                                       --------------
                                                                                                             541,938
---------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 1.1%
---------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                   2,200               89,144
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.1%
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                (1)                   200               11,102
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 8.6%
---------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.8%
---------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                       2,700               66,582
---------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                          (1)                 6,900               79,005




10  Oppenheimer Trinity Value Fund


---------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                          MARKET VALUE
                                                                                       SHARES             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
Computer Software - 4.7%
---------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 (1)                 4,800           $  218,160
---------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                    (1)                   700               14,000
---------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                   4,500              155,160
                                                                                                       --------------
                                                                                                             387,320
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                     4,500               35,775
---------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.8%
---------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                          (1)                 2,100               38,346
---------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                    (1)                 2,600               24,024
---------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                            4,500               84,105
                                                                                                       --------------
                                                                                                             146,475
---------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.6%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 4.0%
---------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                             300               16,200
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                      2,100               66,150
---------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                 3,300              153,450
---------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                         3,700               99,678
                                                                                                       --------------
                                                                                                             335,478
---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.6%
---------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                             1,700               87,975
---------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                             4,900              124,362
                                                                                                       --------------
                                                                                                             212,337
                                                                                                       --------------
Total Common Stocks (Cost $8,087,276)                                                                      8,014,121

                                                                                       PRINCIPAL
                                                                                       AMOUNT
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.7%
---------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
3.83%, dated 7/31/01, to be repurchased at $307,033 on 8/1/01, collateralized by U.S. Treasury Bonds, 5.25%--7.50%,
5/15/16--5/15/30, with a value of $158,547 and U.S. Treasury
Nts., 4.75%--7.875%, 1/31/02--11/15/08, with a value of
$154,833 (Cost $307,000)                                                               $307,000              307,000

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,394,276)                                              99.9%            8,321,121
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             0.1                4,771
                                                                                   -------------     ----------------
NET ASSETS                                                                                100.0%      $     8,325,892
                                                                                   =============     ================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.







11  Oppenheimer Trinity Value Fund


STATEMENT OF ASSETS AND LIABILITIES                                                                            July 31, 2001



-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $8,394,276) - see accompanying statement                                              $8,321,121
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      37
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                    22,910
Interest and dividends                                                                                                 4,472
Other                                                                                                                    440
                                                                                                            -----------------
Total assets                                                                                                       8,348,980

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Legal, auditing and other professional fees                                                                           10,601
Shareholder reports                                                                                                    5,216
Shares of beneficial interest redeemed                                                                                 2,397
Registration and filing fees                                                                                           2,307
Distribution and service plan fees                                                                                     1,016
Trustees' compensation                                                                                                 1,015
Transfer and shareholder servicing agent fees                                                                            125
Other                                                                                                                    411
                                                                                                            -----------------
Total liabilities                                                                                                     23,088

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $8,325,892
                                                                                                            =================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $8,095,588
-----------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                                   (901)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                      304,360
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                            (73,155)
                                                                                                            -----------------
Net assets                                                                                                        $8,325,892
                                                                                                            =================




12  Oppenheimer Trinity Value Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,868,038 and 380,975 shares of beneficial interest outstanding)                                                     $10.15
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.77

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,927,469
and 193,127 shares of beneficial interest outstanding)                                                                 $9.98

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,102,304
and 207,925 shares of beneficial interest outstanding)                                                                $10.11

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,013
and 100 shares of beneficial interest outstanding)                                                                    $10.13

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $427,068 and 41,942 shares of beneficial interest outstanding)                                          $10.18

See accompanying Notes to Financial Statements.



13  Oppenheimer Trinity Value Fund


STATEMENT OF OPERATIONS                                                                   For the Year Ended July 31, 2001



-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,378)                                                              $119,736
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                              21,206
                                                                                                            -----------------
Total income                                                                                                         140,942

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       54,314
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                2,968
Class B                                                                                                               13,240
Class C                                                                                                               18,727
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                6,201
Class B                                                                                                                2,346
Class C                                                                                                                3,253
Class N                                                                                                                    1
Class Y                                                                                                                   47
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           23,449
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                   16,324
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                 1,205
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               62
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  5,595
                                                                                                            -----------------
Total expenses                                                                                                       147,732
Less reduction to custodian expenses                                                                                     (62)
                                                                                                            -----------------
Net expenses                                                                                                         147,670

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (6,728)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                              471,500
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                  (91,051)
                                                                                                            -----------------
Net realized and unrealized gain (loss)                                                                              380,449

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $373,721
                                                                                                            =================

See accompanying Notes to Financial Statements.







14  Oppenheimer Trinity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED             PERIOD ENDED
                                                                                           JULY 31, 2001          JULY 31, 2000(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                  ($6,728)               $11,772
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      471,500                (60,520)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          (91,051)                17,896
                                                                                     -----------------      -----------------
Net increase (decrease) in net assets resulting from operations                               373,721                (30,852)

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                            --                 (7,408)
Class B                                                                                            --                   (185)
Class C                                                                                            --                     (1)
Calss N                                                                                            --                     --
Class Y                                                                                            --                     (4)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                      (209,502)             3,769,200
Class B                                                                                     1,253,766                630,688
Class C                                                                                     1,208,524                828,562
Class N                                                                                         1,000                     --
Class Y                                                                                       405,383                     --

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                              3,032,892              5,190,000
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         5,293,000                103,000 (2)
                                                                                     -----------------      -----------------
End of period [including undistributed (overdistributed) net investment
income of $(901) and $5,131, respectively]                                                 $8,325,892             $5,293,000
                                                                                     =================      =================

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.


15  Oppenheimer Trinity Value Fund


------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               CLASS A
                                                               ---------------------------------
                                                               YEAR ENDED JULY 31,
                                                               2001              2000(1)
----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                            $9.52            $10.00
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .02               .05
Net realized and unrealized gain (loss)                           .61              (.50)
                                                       ---------------   ---------------
Total income (loss) from investment operations                    .63              (.45)
----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --              (.03)
----------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.15             $9.52
                                                       ===============   ===============

----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                              6.62%            (4.50)%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $3,868            $3,798
----------------------------------------------------------------------------------------
Average net assets (in thousands)                              $3,932            $2,802
----------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                           0.20%             0.52%
Expenses                                                        1.63%             1.53%
Expenses, net of reduction to custodian expenses                  N/A             1.47%
----------------------------------------------------------------------------------------
Portfolio turnover rate                                          207%              285%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




16  Oppenheimer Trinity Value Fund


----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                                                    ---------------------------------------
                                                                    YEAR ENDED JULY 31,
                                                                    2001                 2000(1)
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                 $9.45               $10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 (.02)                 .01
Net realized and unrealized gain (loss)                                .55                 (.53)
                                                         ------------------   ------------------
Total income (loss) from investment operations                         .53                 (.52)
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    --                 (.03)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $9.98                $9.45
                                                         ==================   ==================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                  5.61%                (5.18)%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $1,927                 $643
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $1,329                 $235
------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                  (0.52)%              (0.36)%
Expenses                                                              2.57%                2.41%
Expenses, net of reduction to custodian expenses                       N/A                 2.35%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                207%                 285%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




17  Oppenheimer Trinity Value Fund


------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                CLASS C
                                                                ---------------------------------------
                                                                YEAR ENDED JULY 31,
                                                                2001                 2000(1)
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $9.57               $10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                               (.03)                (.02)
Net realized and unrealized gain (loss)                            .57                 (.41)
                                                     ------------------   ------------------
Total income (loss) from investment operations                     .54                 (.43)
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --                   -- (2)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.11                $9.57
                                                     ==================   ==================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                              5.64%                (4.27)%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $2,102                 $851
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $1,878                 $260
-----------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                              (0.44)%              (0.36)%
Expenses                                                          2.56%                2.41%
Expenses, net of reduction to custodian expenses                   N/A                 2.35%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                            207%                 285%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.


See accompanying Notes to Financial Statements.





18  Oppenheimer Trinity Value Fund


-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  CLASS N
                                                                  ------------------
                                                                  PERIOD ENDED
                                                                  JULY 31, 2001(1)
-------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $10.05
-------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                 (.02)
Net realized and unrealized gain (loss)                              .10
                                                       ------------------
Total income (loss) from investment operations                       .08
-------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --
-------------------------------------------------------------------------
Net asset value, end of period                                    $10.13
                                                       ==================

-------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                0.80%
-------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                              $1
-------------------------------------------------------------------------
Average net assets (in thousands)                                     $1
-------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                (0.48)%
Expenses                                                            1.63%
-------------------------------------------------------------------------
Portfolio turnover rate                                              207%

1.  For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.









19  Oppenheimer Trinity Value Fund


-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 CLASS Y
                                                                 -------------------------------------
                                                                 YEAR ENDED JULY 31,
                                                                 2001               2000(1)
-------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $9.53             $10.00
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                       (.01)               .07
Net realized and unrealized gain (loss)                             .66               (.50)
                                                      ------------------   ----------------
Total income (loss) from investment operations                      .65               (.43)
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --               (.04)
-------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.18              $9.53
                                                      ==================   ================
-------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                6.82%             (4.33)%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $427                 $1
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $119                 $1
-------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             0.53%               0.62%
Expenses                                                          1.43%               1.42%
Expenses, net of reduction to custodian expenses                    N/A               1.37%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                            207%                285%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.










20  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2001, the Fund's projected benefit obligations were increased by $902, resulting in an accumulated liability of $902 as of July 31, 2001.






21  Oppenheimer Trinity Value Fund

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2001, amounts have been reclassified to reflect an increase in paid-in capital of $105,924, a decrease in undistributed net investment loss of $696 and a decrease in accumulated net realized gain on investments of $106,620. This reclassification includes $105,924 distributed in connection with Fund share redemptions which increased paid-in capital, increased undistributed net investment loss, and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





22  Oppenheimer Trinity Value Fund

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED JULY 31, 2001(1)            PERIOD ENDED JULY 31, 2000(2)
------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES                AMOUNT              SHARES          AMOUNT
CLASS A
Sold                                                 273,333           $ 2,806,407             436,509             $4,185,851
Dividends and/or distributions reinvested                 --                    --                 120                  1,147
Redeemed                                            (291,090)           (3,015,909)            (47,897)              (417,798)
                                             ----------------    ------------------    ----------------     ------------------
Net increase (decrease)                              (17,757)          $  (209,502)            388,732             $3,769,200
                                             ================    ==================    ================     ==================

-----------------------------------------------------------------------------------    ---------------------------------------
CLASS B
Sold                                                 149,624           $ 1,502,377              78,094             $  727,466
Dividends and/or distributions reinvested                 --                    --                  19                    182
Redeemed                                             (24,547)             (248,611)            (10,163)               (96,960)
                                             ----------------    ------------------    ----------------     ------------------
Net increase (decrease)                              125,077           $ 1,253,766              67,950             $  630,688
                                             ================    ==================    ================     ==================

-----------------------------------------------------------------------------------    ---------------------------------------
CLASS C
Sold                                                 212,420           $ 2,151,290              91,083             $  850,172
Dividends and/or distributions reinvested                 --                    --                  --                     --
Redeemed                                             (93,423)             (942,766)             (2,255)               (21,610)
                                             ----------------    ------------------    ----------------     ------------------
Net increase (decrease)                              118,997           $ 1,208,524              88,828             $  828,562
                                             ================    ==================    ================     ==================

------------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                     100           $     1,000                  --             $       --
Dividends and/or distributions reinvested                 --                    --                  --                     --
Redeemed                                                  --                    --                  --                     --
                                             ----------------    ------------------    ----------------     ------------------
Net increase (decrease)                                  100           $     1,000                  --             $       --
                                             ================    ==================    ================     ==================

-----------------------------------------------------------------------------------    ---------------------------------------
CLASS Y
Sold                                                  42,874           $   415,991                  --             $       --
Dividends and/or distributions reinvested                 --                    --                  --                     --
Redeemed                                              (1,032)              (10,608)                 --                     --
                                             ----------------    ------------------    ----------------     ------------------
Net increase (decrease)                                41,842          $   405,383                  --             $       --
                                             ================    ==================    ================     ==================


1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.
2.   For the period from September 1, 1999 (inception of offering) to July 31,
     2000.





23  Oppenheimer Trinity Value Fund

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2001, were $16,847,595 and $14,278,707, respectively.

As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $8,394,276 was:

Gross unrealized appreciation                $  467,094
Gross unrealized depreciation
                                               (540,249)
                                             -----------
Net unrealized appreciation (depreciation)   $  (73,155)
                                             ===========

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended July 31, 2001 was an annualized rate of 0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2001, the Manager paid $17,508 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
YEAR ENDED        AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)
                  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
July 31, 2001     $24,278        $12,180           $3,994           $29,187           $11,144         $--
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
YEAR ENDED          CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
July 31, 2001       $--                    $3,913                  $645                    $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------


24  Oppenheimer Trinity Value Fund

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2001, payments under the Class A plan totaled $2,968, all of which were paid by the Distributor to recipients, and included $722 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED JULY 31, 2001, WERE
AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------

                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     rETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $13,240            $11,490         $22,369                      1.16%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         18,727             12,437          19,551                      0.93
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN             --                 --              --                        --
------------------- ------------------ --------------- ---------------------------- -----------------------


25  Oppenheimer Trinity Value Fund

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at July 31, 2001.





26  Oppenheimer Trinity Value Fund

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Oppenheimer Trinity Value Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Value Fund, including the statement of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Value Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
August 21, 2001







27  Oppenheimer Trinity Value Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)



In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

Dividends paid by the Fund during the fiscal year ended July 31, 2001 which are not designated as capital gain distributions should be multiplied by 30.38% to arrive at the net amount eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.







28  Oppenheimer Trinity Value Fund

OPPENHEIMER TRINITY VALUE FUND



     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board
                                      of Trustees
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Trinity Investment Management Corporation

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS      KPMG LLP

     LEGAL COUNSEL             Mayer, Brown & Platt


OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 6803 S. TUCSON WAY, ENGLEWOOD, CO 80112-3924


(C) COPYRIGHT 2001 OPPENHEIMERFUNDS, INC.  ALL RIGHTS RESERVED.






29  Oppenheimer Trinity Value Fund

[back cover]

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple.Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

INTERNET

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GENERAL INFORMATION

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1.Automatic investment plans do not assure profit or protect against losses in
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2.At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.



RA0381.001.0701      September 29, 2001      [logo]OppenheimerFunds/r/
                                                         Distributor, Inc.